INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Permanent differences percentage	21.00%	21.00%	21.00%
Net operating losses	$ 33,069,147	$ 25,375,000	$ 17,817,000
Net operating losses expiration	NOLs expire from 2035 to 2042
Valuation allowance	$ 7,706,944	$ 5,754,363
Increased in valuation allowance	$ 1,952,580